INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAXES
Summary of income tax recovery

(in thousands)	2025	2024

Deferred income tax:
Previously unrecognized tax assets	$3,764	—
Origination of temporary differences	2,656	$211
Prior year over (under) provision	212	25
Income tax recovery	$6,632	$236

Summary of reconciliation of the effective rate of income tax

(in thousands)	2025	2024

(Loss) Income before taxes – continuing operations	$(223,920)	$(91,826)
Combined Canadian tax rate	26.50%	26.50%
Income tax recovery (expense) at combined rate	59,339	24,334

Difference in tax rates	26,460	12,224
Non-deductible amounts	(41,413)	(12,864)
Non-taxable amounts	6,303	2,294
Recognition of previously unrecognized future tax assets	3,764	—
Renunciation of tax attributes-flow through shares	2,086	—
Change in deferred tax assets not recognized	(49,749)	(25,485)
Change in tax rates, legislation	(74)	(112)
Prior year under provision	212	25
Other	(296)	(180)
Income tax recovery	$6,632	$236

Summary of deferred income tax assets (liabilities)

	At December 31	At December 31
(in thousands)	2025	2024

Deferred income tax assets:
Property, plant and equipment, net	$387	$387
Post-employment benefits	266	268
Reclamation obligations	12,380	11,080
Non-capital tax loss carry forwards	2,481	13,806
Capital loss carry forward	14,680	17,738
Other	10,558	10,155
Deferred income tax assets-gross	40,752	53,434
Set-off against deferred income tax liabilities	(40,752)	(53,434)
Deferred income tax assets-per balance sheet	$—	$—

Deferred income tax liabilities:
Inventory	$(859)	$(850)
Property, plant and equipment, net	(25,360)	(35,872)
Investments-equity instruments and uranium	(14,680)	(17,738)
Other	(1,442)	(1,345)
Deferred income tax liabilities-gross	(42,341)	(55,805)
Set-off of deferred income tax assets	40,752	53,434
Deferred income tax liabilities-per balance sheet	$(1,589)	$(2,371)

Summary of deferred income tax liability continuity

(in thousands)	2025	2024

Balance-January 1	$(2,371)	$(2,607)
Recognized in income	6,632	236
Recognized in other liabilities (flow through shares)	(5,850)	—
Balance- December 31	$(1,589)	$(2,371)

Summary of deferred income tax assets not recognized

	At December 31	At December 31
(in thousands)	2025	2024

Deferred income tax assets not recognized
Property, plant and equipment	$15,893	$9,323
Embedded Derivatives	19,521	—
Tax losses-capital	43,121	44,381
Tax losses-operating	109,736	86,494
Tax credits	1,719	2,500
Other deductible temporary differences	1,124	1,127
Deferred income tax assets not recognized	$191,114	$143,825

Summary of Canadian tax losses and tax credits not recognized

	Expiry	At December 31	At December 31
(in thousands)	Date	2025	2024

Tax losses-gross	2026-2045	$410,956	$370,207

Tax benefit at tax rate of 26% - 27%		112,217	100,300
Set-off against deferred tax liabilities		(2,481)	(13,805)
Total tax loss assets not recognized		$109,736	$86,495
Tax credits	2026-2037	1,124	1,127
Total tax credit assets not recognized		$1,124	$1,127